UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund:    BlackRock Municipal Income Quality Trust (BYM)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.9%
City of Birmingham Alabama Airport Authority, ARB, Series 2010 (AGM), 5.50%, 7/01/40	$5,800	$6,046,674
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,671,903
County of Jefferson Alabama, Limited Obligation Schools, RB, Series A, 4.75%, 1/01/25	2,800	2,576,924
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,207,436

		14,502,937
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,119,092
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,586,550
5.25%, 10/01/28	250	266,115

		1,852,665
California — 15.0%
California Health Facilities Financing Authority, RB, Series A:
St. Joseph Health System, 5.75%, 7/01/39	625	692,294
Sutter Health, 5.00%, 8/15/52	1,160	1,108,415
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,009,304
California State Public Works Board, LRB:
Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,529,544
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	3,080	3,075,472
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,598,130
Municipal Bonds	Par (000)	Value
California (concluded)
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/31	$7,450	$7,786,814
5.59%, 8/01/36 (b)	4,200	1,203,342
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,642,100
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (b):
5.36%, 8/01/31	13,575	5,330,631
5.43%, 8/01/32	14,150	5,203,521
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 5.66%, 8/01/43	1,580	738,271
San Diego California Unified School District, GO, CAB, Election of 2008, Series C, 5.65%, 7/01/38 (b)	2,000	508,200
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 5.24%, 7/01/31 (b)	1,400	563,654
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (a)	2,350	2,535,110
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,100	1,117,754
State of California, GO, Various Purposes, 5.00%, 4/01/42	5,000	5,081,500
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 5.68%, 8/01/37 (b)	10,000	2,655,800

		55,379,856
Colorado — 0.5%
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	875	912,161
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,014,394

		1,926,555

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 2.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	$9,500	$9,452,405
Florida — 12.8%
City of Jacksonville Florida, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	320	337,997
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,479,352
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	6,750	7,258,140
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,575,844
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 5.91%, 10/01/38 (b)	22,270	5,241,022
Seaport, Series A, 6.00%, 10/01/38	2,770	3,014,425
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	1,300	1,327,612
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	780	783,268
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, 5.50%, 10/01/36	5,000	5,235,600
Series A-1, 5.50%, 10/01/41	5,000	5,192,800
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	306,099
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae & Freddie Mac), 5.45%, 7/01/33	2,455	2,524,943
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,595,875
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,421,284
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,023,300
Municipal Bonds	Par (000)	Value
Florida (concluded)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	$2,000	$2,118,360

		47,435,921
Georgia — 2.7%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	8,511,675
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,303,313

		9,814,988
Hawaii — 1.5%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,361,650
Illinois — 11.4%
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,875	3,857,717
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,430	2,364,487
City of Chicago Illinois O’Hare International Airport Revenue, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	9,948,078
City of Chicago Illinois O’Hare International Airport Revenue, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,576,636
City of Chicago Illinois Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	607,404
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	650	663,189
County of Cook Illinois Community College District No. 508, GO, 5.13%, 12/01/38	7,700	7,708,932
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	316,913
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	360	369,047

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	$4,775	$4,797,968
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	9,000	7,913,520
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	772,956
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	880	894,379
5.50%, 7/01/38	475	474,340

		42,265,566
Indiana — 2.1%
Indiana Finance Authority, RB, Wastewater Utility, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,148,752
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	450	452,241
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,035,315

		7,636,308
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Healthcare Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,124,620
Series A (AGC), 5.63%, 8/15/37	5,000	5,308,400

		8,433,020
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,620,915
Municipal Bonds	Par (000)	Value
Louisiana — 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	$1,550	$1,560,090
4.00%, 2/01/48	1,550	1,307,038
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/31	7,500	7,893,900

		10,761,028
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,462,476
Michigan — 4.9%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,067,650
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,172,193
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,050	8,894,792
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,075,240
Series I-A, 5.38%, 10/15/41	800	812,784
Series II-A, 5.38%, 10/15/36	1,500	1,556,430
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	432,675

		18,011,764
Nebraska — 2.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	7,345	7,369,973
Nevada — 1.1%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	4,100	4,218,039

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 5.85%, 12/15/38 (b)	$5,845	$1,379,186
CAB, Transportation System, Series A, 5.90%, 12/15/40 (b)	10,000	2,075,200
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,760,994
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,133,470
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,205,100
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	515	536,589

		14,090,539
New York — 5.4%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	821,544
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,151,552
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/30	14,250	15,410,092
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,451,476

		19,834,664
Ohio — 0.8%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	687,818
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	385	390,552
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	832,759
5.25%, 2/15/33	1,095	1,164,784

		3,075,913
Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, RB:
Series C, 5.50%, 12/01/33	630	682,416
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	$625	$699,094

		1,381,510
South Carolina — 2.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	284,575
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,165,500
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,399,035

		7,849,110
Tennessee — 0.4%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,240	1,323,489
Texas — 26.9%
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	639,741
City of San Antonio Texas Water System, Refunding RB (NPFGC) (a):
5.13%, 5/15/14	9,250	9,461,825
5.13%, 5/15/14	10,000	10,229,000
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,633,925
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 3.95%, 8/15/30 (b)	10,030	5,217,004
County of Harris Texas, GO, Refunding (NPFGC) (b):
3.55%, 8 /15/25	7,485	4,968,618
3.79%, 8/15/28	10,915	6,286,167
County of Harris Texas Houston Sports Authority, Refunding RB (NPFGC) (b):
3rd Lien, Series A-3, 7.11%, 11/15/38	16,890	2,952,879
CAB, Junior Lien, Series H, 7.11%, 11/15/38	5,785	1,011,392
CAB, Junior Lien, Series H, 7.12%, 11/15/39	6,160	991,822

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 5.03%, 9/15/36 (b)	$2,340	$755,048
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,139,704
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,190,299
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,108,250
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/40	23,050	24,370,995
Series A, 6.00%, 1/01/28	625	703,125
Northside Independent School District, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	9,684,015
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, 4.00%, 9/15/42	2,575	2,173,686
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	3,600	3,521,628
5.00%, 12/15/31	2,105	2,020,253
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	6,250	6,148,187

		99,207,563
Washington — 2.7%
County of King Washington Sewer, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,286,922
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	1,981,240
MultiCare Health System, Series C (AGC), 5.50%, 8/15/43	4,000	4,130,120
Providence Health & Services, Series A, 5.25%, 10/01/39	675	691,389
Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	$940	$932,837

		10,022,508
Wisconsin — 0.4%
Wisconsin State Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,500	1,562,670
Total Municipal Bonds — 110.2%		406,973,124

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Arizona — 2.0%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,374,022
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/37	4,490	4,577,465
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,564,410

		7,515,897
California — 8.3%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (d)	3,379	3,486,421
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,318,800
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,870	5,150,463
Foothill-De Anza Community College District, GO, Refunding, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,779,300
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM) (NPFGC), 5.00%, 8/01/32	5,000	5,248,500

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$449	$498,515

		30,481,999
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	1,080	1,206,198
Florida — 10.4%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (d)	3,000	3,103,860
5.00%, 10/01/37	5,000	5,076,600
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16 (e)	1,800	1,841,508
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	1,983,969
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/39	10,101	10,270,324
County of Orange Florida School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	6,096	6,502,051
(NPFGC), 5.00%, 8/01/30	6,000	6,276,900
State of Florida Board of Education, GO, Refunding, Series D, 5.00%, 6/01/37 (d)	2,999	3,147,825

		38,203,037
Hawaii — 2.8%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (a)	10,000	10,284,200
Illinois — 8.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	7,929,153
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,561,280
Illinois State Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	4,499	4,851,614
Series A, 5.00%, 1/01/38	7,714	7,649,871
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	7,020	7,053,766
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (d)	$1,400	$1,442,237

		31,487,921
Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM):
5.00%, 8/15/15 (a)	1,674	1,751,913
5.00%, 8/15/30	11,314	11,842,880

		13,594,793
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (d)	4,197	4,507,591
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,291,568

		6,799,159
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	2,000	2,082,502
New York — 8.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series CC, 5.00%, 6/15/47	6,240	6,385,891
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,969,086
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,429,863
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	5,899,780
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (d)	4,500	4,852,710

		29,537,330

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	$620	$657,436
South Carolina — 0.2%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (d)	600	646,992
Texas — 1.9%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,558,576
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	719,926
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (d)	1,500	1,599,375

		6,877,877
Utah — 1.4%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/36	5,000	5,285,950
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	423,438
Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,660,519
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
Series A, 5.00%, 4/01/42	$3,520	$3,462,131
Series C, 5.25%, 4/01/39	2,500	2,558,175

		6,020,306
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 52.8%		194,765,554
Total Long-Term Investments (Cost — $591,345,847) — 163.0%		601,738,678

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	6,959,037	6,959,037
Total Short-Term Securities (Cost — $6,959,037) — 1.9%		6,959,037
Total Investments (Cost — $598,304,884*) — 164.9%		608,697,715
Other Assets Less Liabilities — 1.7%		6,130,391
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.4%)		(108,532,419)
VMTP Shares, at Liquidation Value — (37.2%)		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$369,095,687
* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$492,231,122

Gross unrealized appreciation		$23,767,501
Gross unrealized depreciation		(15,788,615)

Net unrealized appreciation		$7,978,886

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $14,474,164.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	5,187,077	1,771,960	6,959,037	$669

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corp.
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	IDA	Industrial Development Authority
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	RB	Revenue Bonds

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(225)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$28,494,141	$36,317

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$601,738,678	—	$601,738,678
Short-Term Securities	$6,959,037	—	—	6,959,037

Total	$6,959,037	$601,738,678	—	$608,697,715

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$36,317	—	—	$36,317
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	9

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets/or and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$399,000	—	—	$399,000
Liabilities:
Bank overdraft	—	$(6,499)	—	(6,499)
TOB trust certificates	—	(108,487,707)	—	(108,487,707)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$399,000	$(245,694,206)	—	$(245,295,206)

There were no transfers between levels during the period ended November 30, 2013.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date:	January 24, 2014